Expense Example - SA Wellington Strategic Multi-Asset Portfolio	Class 1 1 Year	Class 1 3 Years	Class 1 5 Years	Class 1 10 Years	Class 3 1 Year	Class 3 3 Years	Class 3 5 Years	Class 3 10 Years
USD ($)	88	369	671	1,529	113	446	803	1,808